Significant Contingencies and Unrecognized Contract Commitments	12 Months Ended
Dec. 31, 2020
Significant Contingencies And Unrecognized Contract Commitments [Abstract]
Significant Contingencies and Unrecognized Contract Commitments
9.	SIGNIFICANT CONTINGENCIES AND UNRECOGNIZED CONTRACT COMMITMENTS
(1)	As of December 31, 2020, amounts available under unused letters of credit for importing machinery and equipment were NT$0.6 billion.
(2)	As of December 31, 2020, the Company entrusted financial institutes to open performance guarantee, mainly related to the litigations and customs tax guarantee, amounting to NT$1.6 billion.
(3)

The Company entered into several patent license agreements and development contracts of intellectual property for a total contract amount of approximately NT$3.7 billion. As of December 31, 2020, the portion of royalties and development fees not yet recognized was NT$1.0 billion.

(4)

The Company entered into several construction contracts for the expansion of its operations. As of December 31, 2020, these construction contracts amounted to approximately NT$1.1 billion and the portion of the contracts not yet recognized was approximately NT$0.5 billion.

(5)

The Board of Directors of UMC resolved in October 2014 to participate in a 3-way agreement with Xiamen Municipal People’s Government and FUJIAN ELECTRONIC & INFORMATION GROUP to form a company which will focus on 12’’ wafer foundry services. The Company obtained R.O.C. government authority’s approval for the investment and invested RMB¥8.3 billion in USCXM in instalments from January 2015 to September 2018, according to the agreement that the Company obtained the ability to exercise control. Furthermore, based on the agreement, UMC recognized a financial liability in other noncurrent liabilities for the purchase from the other investors of their investments in USCXM at their original investment cost plus interest totally amounting to RMB¥4.9 billion, beginning from the seventh year (2022) following the last instalment payment made by the other investors. Accordingly, the Company recognizes non-controlling interests as required by IFRS 10 during the reporting period. At the end of each reporting period, the Company recognizes a financial liability for its commitment to the other investors in accordance with IFRS 9, at the same time derecognizing the non-controlling interests. Any difference between the financial liability and the non-controlling interests balance is recognized in equity.

(6)

On August 31, 2017, the Taichung District Prosecutors Office indicted UMC based on the Trade Secret Act of R.O.C., alleging that employees of UMC misappropriated the trade secrets of MICRON TECHNOLOGY, INC. (“MICRON”).  On June 12, 2020, an adverse ruling issued by the District Court of Taichung in a suit alleged that UMC, two of its current employees and a former employee engaged in the misappropriation of trade secrets. The Company does not expect material financial impact resulting from this claim. UMC appealed against the sentence.

On December 5, 2017, MICRON filed a civil action with similar cause against UMC with the United States District Court, Northern District of California. MICRON claimed entitlement to the actual damages, treble damages and relevant fees and requested the court to issue an order that enjoins UMC from using its trade secrets in question. UMC has appointed counsels to prepare answers against these charges. Currently the civil complaint has been stayed by the court.

On January 12, 2018, UMC filed three patent infringement actions with the Fuzhou Intermediate People’s Court against, among others, MICRON (XI’AN) CO., LTD. and MICRON (SHANGHAI) TRADING CO., LTD., requesting the court to order the defendants to stop manufacturing, processing, importing, selling, and committing to sell the products deploying the infringing patents in questions, and also to destroy all inventories and related molds and tools. On July 3, 2018, the Fuzhou Intermediate People’s Court granted preliminary injunction against the aforementioned two defendants, holding that the two defendants must immediately cease to manufacture, sell, and import products that infringe the patent rights of UMC. The court approved withdrawal of one of the patent infringement actions on our motion while the other two actions are still on trial.

On November 1, 2018, the Department of Justice of the United States (“DOJ”) unsealed an indictment against UMC, FUJIAN JINHUA INTEGRATED CIRCUIT CO., LTD. (“JINHUA”), and three individuals, including one current employee and two former employees of UMC, alleging that UMC and others conspired to steal trade secrets of MICRON, and used that information to develop technology that was subsequently transferred to JINHUA. On the same day, the DOJ filed a civil complaint enjoining the aforementioned defendants from exporting to the United States any products containing DRAM manufactured by UMC or JINHUA and preventing the defendants from transferring the trade secrets to anyone else. Besides, UMC has suspended the joint technology development activities with JINHUA. With respect to the criminal proceedings, on October 22, 2020, UMC filed a sentencing memorandum with the court, proposing to plead guilty to a lesser charge and to pay a fine of US$60 million. On October 29, 2020, the court approved the above-mentioned sentencing memorandum submitted by UMC. The DOJ has dismissed its corresponding civil complaint. UMC has recorded the fine in non-operating other losses.

(7)

On March 14, 2019, a putative class action styled Meyer v. United Microelectronics Corporation and several executives, was filed under Securities Exchange Act of 1934 and Rule 10b-5 in the United States District Court for the Southern District of New York. The court appointed a lead plaintiff and approved a lead plaintiff counsel on May 23, 2019. On September 27, 2019, UMC received the service of plaintiffs’ amended complaint and appointed counsels to prepare the relevant procedures. Currently the mediation process has been completed and is now under trial. The Company does not expect material financial impact resulting from this claim.